Cash and cash equivalents - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Term Facility
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities	$ 163.4	€ 157.3	$ 95.9	€ 86.8